Acquisitions and Other Transactions - Acquisitions of Additional Royalty on Gold Quarry Mine - Nevada, U.S (Details) - Acquisition of Royalties - Royalty On Gold Quarry Mine In Nevada, U.S.
$ in Millions
Jul. 11, 2025 USD ($)
Acquisitions
Additional NSR acquired	1.62%
Cash transferred	$ 10.5
Contingent payment	$ 1.0
Net smelter royalty interest held	8.91%